UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 44.2%
Commercial Loans — 33.6%
Clear Lake Central I, Webster, TX, 4.93%, 9/1/14 ¶	7/27/06	$6,895,716	$6,895,716	$6,895,716
Gateway Business Center, St. Cloud, MN, 4.82%, 10/1/23	9/13/13	3,244,922	3,244,922	3,289,620
George Gee Hummer, Liberty Lake, WA, 6.38%, 7/1/18	6/30/05	2,114,716	2,114,716	1,997,823
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 7/1/18	6/30/05	4,652,376	4,652,376	4,399,477
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 7/1/18	9/14/06	746,370	746,370	705,024
George Gee Porsche, Liberty Lake, WA, 6.38%, 7/1/18	9/14/06	2,487,901	2,487,901	2,350,082
Hacienda Colorado Restaurant, Englewood, CO, 4.38%, 7/1/23	6/5/13	2,110,343	2,110,343	2,075,668
Jamestown Medical Office Building, Jamestown, ND, 4.43%, 5/1/23	4/5/13	6,135,212	6,135,212	6,099,616
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17	5/23/07	2,143,345	2,143,345	2,164,779
Rivertree Court, Vernon Hills, IL, 5.18%, 12/1/23	11/8/13	2,100,000	2,100,000	2,184,088
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 1/1/14	10/12/07	7,014,560	7,014,560	4,012,328
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,631,960	4,631,960	4,863,558

			44,277,421	41,037,779

Multifamily Loans — 10.6%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	3,857,407	3,857,407	3,934,555
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	42,597	42,597	43,280
Keystone Crossings, Springdale, AR, 8.15%, 7/5/16 ¶ R	6/27/07	4,875,000	4,875,000	4,193,617
NCH Multifamily Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¶ ♦	10/1/07	5,400,000	5,647,813	4,750,000

			14,422,817	12,921,452

Total Whole Loans			58,700,238	53,959,231

Corporate Notes ¥ ¶ — 7.1%
Fixed Rate — 7.1%
Stratus Properties I, 7.25%, 3/31/15	12/28/00	5,000,000	5,000,000	5,050,000
Stratus Properties VII, 7.25%, 12/31/15	6/1/07	3,500,000	3,500,000	3,570,000

Total Corporate Notes			8,500,000	8,620,000

Corporate Bonds — 40.8%
Real Estate Investment Trusts — 40.8%
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,780,000	2,745,965	2,647,402
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,375,000	1,479,854	1,416,190
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,600,000	3,875,439	3,722,148
Digital Realty, 5.88%, 2/1/20 ☒		1,000,000	1,088,495	1,090,515
Duke Realty, 6.75%, 3/15/20 ☒		1,600,000	1,919,142	1,857,440
Equity One, 3.75%, 11/15/22 ☒		2,203,000	2,181,468	2,076,012
HCP, 3.15%, 8/1/22		2,000,000	1,982,114	1,856,958
Health Care REIT, 4.95%, 1/15/21		750,000	816,369	801,321
Health Care REIT, 5.25%, 1/15/22 ☒		1,750,000	1,959,979	1,885,025
Health Care REIT, 3.75%, 3/15/23		885,000	893,082	838,862
Healthcare Realty, 5.75%, 1/15/21 ☒		2,690,000	2,991,196	2,945,558
Highwoods Realty, 3.63%, 1/15/23		750,000	734,208	696,514
Hospitality Properties, 5.00%, 8/15/22 ☒		1,950,000	1,965,491	1,983,854
Hospitality Properties, 4.50%, 6/15/23		1,000,000	953,295	974,202
Host Hotels & Resorts, 5.25%, 3/15/22		1,000,000	1,028,164	1,047,253
Host Hotels & Resorts, 3.75%, 10/15/23		197,000	181,375	184,714
Kilroy Realty, 3.80%, 1/15/23 ☒		3,000,000	2,859,630	2,824,794
Liberty Property, 3.38%, 6/15/23 ☒		2,500,000	2,484,904	2,307,598

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Mid-America Apartments, 4.30%, 10/15/23	$1,100,000	$1,096,407	$1,083,365
National Retail Properties, 3.80%, 10/15/22 ☒	1,425,000	1,479,236	1,368,730
Post Apartment Homes, 3.38%, 12/1/22	1,515,000	1,514,104	1,412,378
Realty Income, 4.65%, 8/1/23	1,430,000	1,447,415	1,461,590
Senior Housing Properties, 6.75%, 4/15/20 ☒	375,000	415,913	417,203
Senior Housing Properties, 6.75%, 12/15/21	340,000	389,650	376,032
Senior Housing Properties, 5.63%, 8/1/42	1,146,125	1,126,745	926,527
Ventas Realty, 3.25%, 8/15/22	3,175,000	3,127,328	2,975,067
Ventas Realty, 5.45%, 3/15/43	3,966,375	3,985,676	3,474,386
Vornado Realty, 5.00%, 1/15/22	875,000	912,394	920,159
Washington REIT, 3.95%, 10/15/22 ☒	1,100,000	1,136,962	1,058,398
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	3,450,000	3,423,837	3,194,841

Total Corporate Bonds		52,195,837	49,825,036

U.S. Government Agency Mortgage-Backed Securities a — 13.0%
Fixed Rate — 13.0%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	312,744	315,955	334,161
7.50%, 12/1/29, #C00896	86,470	85,408	100,676
5.00%, 5/1/39, #G05430	578,404	591,703	623,553
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	87,930	88,081	93,757
6.50%, 6/1/29, #252497	226,189	225,195	254,100
7.50%, 5/1/30, #535289	24,085	23,549	27,692
8.00%, 5/1/30, #538266	13,387	13,275	14,041
5.00%, 11/1/33, #725027	795,621	810,585	867,139
5.00%, 7/1/39, #935588	833,045	848,390	905,693
4.50%, 3/1/40, #932669	1,086,389	1,095,976	1,159,449
4.00%, 12/1/40, #MA0583	1,206,269	1,218,015	1,258,782
3.50%, 2/1/41, #AE0828	1,808,346	1,871,851	1,824,611
3.50%, 3/1/41, #AE0981	2,478,820	2,570,805	2,501,115
3.50%, 2/1/42, #AB4514	1,912,734	1,952,276	1,929,937
3.50%, 4/1/42, #MA1027	1,872,991	1,938,735	1,889,837
3.50%, 8/1/42, #AL2417	2,072,414	2,218,168	2,091,054

Total U.S. Government Agency Mortgage-Backed Securities		15,867,967	15,875,597

Asset-Backed Security ■ — 0.7%
Other — 0.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	824,965	912,922	861,936

Preferred Stocks — 36.4%
Real Estate Investment Trusts — 36.4%
Alexandria Real Estate Equities, Series E ☒	143,250	3,612,290	3,224,557
Boston Properties, Series B ☒	149,874	3,681,719	3,073,916
BRE Properties, Series D ☒	28,600	675,354	715,000
CommonWealth REIT, Series E ☒	137,698	3,565,063	3,136,939
Developers Diversified Realty, Series H ☒	6,305	129,253	157,247
Digital Realty, Series E ☒	141,400	3,535,140	3,372,390
Digital Realty, Series G	8,500	171,530	165,155
Duke Realty, Series J	630	15,120	15,214
Duke Realty, Series K ☒	35,000	836,500	800,100
Duke Realty, Series L ☒	17,270	330,202	399,110
Equity Residential Properties, Series K ☒	18,000	991,800	1,098,000
Health Care REIT, Series J ☒	111,170	2,893,609	2,672,527

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶
Hospitality Properties, Series D	44,420	$1,204,560	$1,106,058
Kimco Realty, Series I	56,355	1,345,579	1,211,632
Kimco Realty, Series J ☒	88,000	2,203,750	1,741,520
Kimco Realty, Series K	30,000	753,100	606,600
National Retail Properties	10,100	196,950	196,041
National Retail Properties, Series D ☒	146,840	3,680,710	3,334,736
PS Business Parks, Series S ☒	48,000	1,276,800	1,090,080
PS Business Parks, Series T ☒	75,875	1,866,356	1,593,375
PS Business Parks, Series U	2,000	41,800	40,300
PS Business Parks, Series V	38,700	899,826	773,226
Public Storage, Series P	11,400	300,960	285,570
Public Storage, Series Q ☒	17,675	443,666	440,814
Public Storage, Series R ☒	36,500	931,975	876,000
Public Storage, Series T	7,715	199,819	167,261
Public Storage, Series U	18,930	471,977	404,345
Public Storage, Series V	23,288	590,351	481,596
Public Storage, Series W	7,015	177,129	139,599
Public Storage, Series X	34,800	810,840	691,128
Realty Income, Series E ☒	91,670	2,214,334	2,295,417
Realty Income, Series F	50,250	1,303,543	1,226,100
Regency Centers, Series F ☒	142,126	3,772,790	3,258,949
Regency Centers, Series G	14,400	365,472	301,248
Vornado Realty, Series G ☒	40,000	998,000	960,000
Vornado Realty, Series I ☒	24,000	596,400	577,176
Vornado Realty, Series J	4,400	109,560	110,440
Vornado Realty, Series K ☒	61,415	1,568,468	1,285,416
Vornado Realty, Series L	16,000	394,400	314,880

Total Preferred Stocks		49,156,695	44,339,662

Total Unaffiliated Investments		185,333,659	173,481,462

Short-Term Investment — 0.9%
First American Prime Obligation Fund, Class Z, 0.02%	1,049,443	1,049,443	1,049,443

Total Investments ▲ — 143.1%		$186,383,102	$174,530,905

Other Assets and Liabilities, Net — (43.1)%			(52,570,267)

Total Net Assets — 100.0%			$121,960,638

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2013, the total fair value of these securities was $62,579,231 or 51.3% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2013.

Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R	Participating Loan—A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2013, securities valued at $66,898,977 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$38,200,000	1.02%	$1,080

*	Interest rate as of November 30, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

Description of collateral:

Corporate Bonds

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,780,000 par

CommonWealth REIT, 5.88%, 9/15/20, $1,375,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,600,000 par

Digital Realty, 5.88%, 2/1/20, $1,000,000 par

Duke Realty, 6.75%, 3/15/20, $1,600,000 par

Equity One, 3.75%, 11/15/22, $2,203,000 par

Health Care REIT, 5.25%, 1/15/22, $1,750,000 par

Healthcare Realty, 5.75%, 1/15/21, $2,690,000 par

Hospitality Properties, 5.00%, 8/15/22, $1,950,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,000,000 par

Liberty Property, 3.38%, 6/15/23, $2,500,000 par

National Retail Properties, 3.80%, 10/15/22, $1,425,000 par

Senior Housing Properties, 6.75%, 4/15/20, $375,000 par

Washington REIT, 3.95%, 10/15/22, $1,100,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $3,450,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 143,250 shares

Boston Properties, Series B, 149,874 shares

BRE Properties, Series D, 28,600 shares

CommonWealth REIT, Series E, 137,698 shares

Developers Diversified Realty, Series H, 6,305 shares

Digital Realty, Series E, 141,400 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Equity Residential Properties, Series K, 18,000 shares

Health Care REIT, Series J, 111,170 shares

Kimco Realty, Series J, 88,000 shares

National Retail Properties, Series D, 146,840 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 75,875 shares

Public Storage, Series Q, 17,675 shares

Public Storage, Series R, 36,500 shares

Realty Income, Series E, 91,670 shares

Regency Centers, Series F, 142,126 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series I, 24,000 shares

Vornado Realty, Series K, 61,415 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2013, securities valued at $15,875,597 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$15,321,000	11/6/13	0.36%	12/6/13	$4,596	(1)

*	Interest rate as of November 30, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $312,744 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $86,470 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $578,404 par

Federal National Mortgage Association, 5.00%, 11/1/17, $87,930 par

Federal National Mortgage Association, 6.50%, 6/1/29, $226,189 par

Federal National Mortgage Association, 7.50%, 5/1/30, $24,085 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,387 par

Federal National Mortgage Association, 5.00%, 11/1/33, $795,621 par

Federal National Mortgage Association, 5.00%, 7/1/39, $833,045 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,086,389 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,206,269 par

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

Federal National Mortgage Association, 3.50%, 2/1/41, $1,808,346 par

Federal National Mortgage Association, 3.50%, 3/1/41, $2,478,820 par

Federal National Mortgage Association, 3.50%, 2/1/42, $1,912,734 par

Federal National Mortgage Association, 3.50%, 4/1/42, $1,872,991 par

Federal National Mortgage Association, 3.50%, 8/1/42, $2,072,414 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2013, the total fair value of these investments was $861,936 or 0.7% of total net assets.

Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2013.

▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $186,383,102. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,314,313
Gross unrealized depreciation	(13,166,510)

Net unrealized depreciation	$(11,852,197)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$53,959,231	$53,959,231
Corporate Notes	—	—	8,620,000	8,620,000
Corporate Bonds	4,400,913	45,424,123	—	49,825,036
U.S. Government Agency Mortgage-Backed Securities	—	15,875,597	—	15,875,597
Asset-Backed Security	—	861,936	—	861,936
Preferred Stocks	44,339,662	—	—	44,339,662
Short-Term Investment	1,049,443	—	—	1,049,443

Total Investments	$49,790,018	$62,161,656	$62,579,231	$174,530,905

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2013	$49,236,724	$8,620,000	$57,856,724
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Net change in unrealized appreciation or depreciation	2,183,221	—	2,183,221
Purchases	5,390,206	—	5,390,206
Sales	(2,850,920)	—	(2,850,920)

Balance as of November 30, 2013	$53,959,231	$8,620,000	$62,579,231

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2013	$2,183,221	$—	$2,183,221

During the period ended November 30, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities, Asset-Backed Securities, and Corporate Bonds

U.S. government agency mortgage-backed securities, asset-backed securities, and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial and multifamily whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2013 (unaudited)

American Select Portfolio (SLA)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
SLA
Commercial & Multifamily Whole Loans	$27,338,295	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.30% - 2.65% (2.44%) 0.99 - 2.44 (1.39)
Commercial & Multifamily Whole Loans, Corporate Notes	26,478,608	Price Ceiling	N/A	N/A
Commercial Whole Loan	4,012,328	Price Floor	Loss Severity	42.8%
Multifamily Whole Loan	4,750,000	Appraisal	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS   |   2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 29, 2014